Exhibit 99.2

Client Project Name:	OBX 2019-INV2
Start - End Dates:	10/4/2017 - 2/8/2018
Deal Loan Count:	28

Conditions Report 2.0

Loans in Report:	28
Loans with Conditions:	26

5 - Total Active Conditions
5 - Non-Material Conditions
4 - Credit Review Scope
1 - Category: Application
3 - Category: Income/Employment
1 - Property Valuations Review Scope
1 - Category: Appraisal
43 - Total Satisfied Conditions

14 - Credit Review Scope
1 - Category: Application
2 - Category: Assets
3 - Category: Credit/Mtg History
2 - Category: DTI
2 - Category: Income/Employment
1 - Category: Insurance
3 - Category: Terms/Guidelines
28 - Property Valuations Review Scope
20 - Category: Appraisal
8 - Category: FEMA
1 - Compliance Review Scope
1 - Category: Compliance Manual
0 - Total Waived Conditions

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